Description of Business and Summary of Significant Accounting Policies - Property, Plant and Equipment Useful Life (Details)	Dec. 31, 2023
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	50 years
Machinery, equipment and office furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Machinery, equipment and office furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years